Derivative warrant liabilities and earnouts liabilities - Series A and Series B Warrant (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Financial liabilities
Opening balance	$ 144,270,559
Ending balance	43,893,909
Derivative warrant liabilities
Financial liabilities
Recognized pursuant to the reverse acquisition transaction	35,487,284
Change in fair value during the year	(34,170,193)
Ending balance	$ 1,317,091